DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Nature of operations

Gamehaus Inc. (“Gamehaus” or the “Company”), through its subsidiaries, (collectively, the “Company”) publishes and operates mobile social gaming applications (“games” or “game”) and leverages marketing relationships with various partners to provide players a unique social gaming experience. The Company’s games are free-to-play and available via the Apple App Store, Google Play Store, and Amazon Appstore (collectively, “platforms” or “platform operators”). The Company generates revenue through the in-game sale of virtual currency and through advertising.

On September 18, 2023, Gamehaus entered into a business combination agreement (the “Business Combination Agreement”) with (i) Golden Star Acquisition Corporation, an exempted company incorporated with limited liability in the Cayman Islands (“Golden Star”), (ii) G-Star Management Corporation, a British Virgin Islands company, the representative for Golden Star, (iii) Gamehaus Holdings Inc., a Cayman Islands exempted company and wholly-owned subsidiary of Gamehaus (the “Pubco”), (iv) Gamehaus 1 Inc., an exempted company incorporated with limited liability in the Cayman Islands and a wholly-owned subsidiary of Pubco (“First Merger Sub”); and (v) Gamehaus 2 Inc., an exempted company incorporated with limited liability in the Cayman Islands and a wholly-owned subsidiary of Pubco (“Second Merger Sub”).

Pursuant to the Business Combination Agreement, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), (i) Golden Star will reincorporate in the Cayman Islands by merging with and into Pubco, with Pubco remaining as the surviving publicly traded entity; and (ii) one business day after the First Merger, the Merger Sub will merge with and into Gamehaus, resulting in Gamehaus being a wholly-owned subsidiary of Pubco.

Gamehaus is an exempted company incorporated under the laws of the Cayman Islands on December 2, 2020 as a holding company. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated former variable interest entity (the “consolidated former VIE”), and the subsidiaries of the consolidated former VIE. The Company no longer has the consolidated former VIE as of June 30, 2024, as the former VIE Agreements (as defined below) were terminated on September 1, 2023.

As of June 30, 2024, the Company’s subsidiaries were as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
Joypub Holding Limited (“Joypub”)	December 9, 2020	BVI	100%
Gamehaus Holding Inc. (Gamehaus Holding)	August 02, 2023	Cayman Islands	100%
Gamehaus PTE LTD (“Gamehaus SG”)	May 25, 2022	Singapore	100%
Gamehaus Limited (“Gamehaus HK”)	January 7, 2021	Hong Kong	100%
Gamepromo Co., Limited (“Gamepromo”)	May 17, 2021	Hong Kong	100%
Shanghai Haoyu Technology Co., Ltd. (“Haoyu SH”)	September 30, 2022	PRC	100%
Chongqing Haohan Network Technology Co., Ltd. (“Haohan CQ”)	March 4, 2021	PRC	100%
Beijing Haoyou Network Technology Co., Ltd. (“Haoyou BJ”)	April 8, 2021	PRC	100%
Chongqing Fanfengjian Network Technology Co., Ltd. (“Fanfengjian CQ”)	April 16, 2021	PRC	70%
Shanghai Fanfengjian Network Technology Co., Ltd. (“Fanfengjian SH”)	November 19, 2021	PRC	70%
Shanghai Kuangre Network Technology Co., Ltd. (“Kuangre SH”)	August 25, 2016	PRC	100%
Dataverse Co., Limited (“Dataverse”)	September 9, 2016	Hong Kong	100%
Avid.ly Co., Limited (“Avid.ly”)	June 21, 2017	Hong Kong	100%

Reorganization

Kuangre SH was incorporated under the laws of the People’s Republic of China (“PRC”) on August 25, 2016. Dataverse was incorporated on September 9, 2016, and Avid.ly was incorporated on June 21, 2017 under the laws of Hong Kong. Kuangre SH and its subsidiaries, Dataverse and Avid.ly, operate game publishing.

In anticipation of the public listing of its equity securities, the Company incorporated Joypub under the laws of the British Virgin Islands on December 9, 2020, and incorporated Gamehaus HK under the laws of Hong Kong on January 7, 2021. Haohan CQ was incorporated under the laws of the PRC on March 4, 2021.

On December 1, 2021, Gamehaus HK, Haohan CQ, and legal shareholders of Kuangre SH entered into a series of contractual agreements (the “former VIE Agreements”), including an exclusive services agreement (the “Exclusive Services Agreement”), an exclusive call option agreement (the “Exclusive Call Option Agreement”), (iii) a power of attorney agreements (the “Power of Attorney Agreement”), and (iv) certain equity interest pledge agreements (the “Equity Interest Pledge Agreements”), which enabled Gamehaus HK to own 35.8895% of Kuangre SH directly in equity interest and 64.1105% through a former VIE structure.

The shareholders of Kuangre SH passed resolutions on June 30, 2023, approving the termination of the former VIE Agreements, the temporary ownership of 23.2284% of the equity interests in Kuangre SH by Mr. Feng Xie and other minority shareholders, the transfer of such 23.2284% equity interests by Mr. Feng Xie and other minority shareholders to Gamehaus HK without consideration, and the waiver of all the rights to profits or losses accumulated during the temporarily holding period subsequent to the termination of the former VIE Agreements. On September 1, 2023, the Company terminated the former VIE Agreements and indirectly held 76.7716% of the equity interests in Kuangre SH, with the remaining 23.2284% temporarily held by Mr. Feng Xie and other minority shareholders.

In accordance with the shareholders’ resolutions, Gamehaus HK entered into share transfer agreements with Mr. Feng Xie and other minority shareholders in February 2024 to transfer 23.2284% of the equity interests in Kuangre SH back to Gamehaus HK. Upon completion of the termination process, the Company held 100% of the equity interests in Kuangre SH for no further consideration. The Company indirectly held 100% of the equity interests in Kuangre SH before and after the termination of the former VIE Agreements. In accordance with ASC 805-50-45-5, the termination process of the former VIE Agreements involved the restructuring of the legal structure of the business but did not change the reporting entities under common control according to ASC 805-50-15-6 and did not result in any substantive changes in the economic substance of the controlling financial interest of ownership and the business. As a result, the process is considered a non-substantive exchange. Accordingly, the Company accounted for the termination of the former VIE Agreements retroactively as if it occurred on September 1, 2023, in accordance with ASC 805-50-45-4.

After the completion of the reorganization, since the Company and its subsidiaries (including Kuangre and its subsidiaries) resulting from the reorganization are effectively controlled by the same controlling shareholder, Mr. Feng Xie, they are considered under common control. During the years presented in these consolidated financial statements, the control of the entities did not change. Accordingly, the reorganization has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time. In accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended June 30, 2024 and 2023, the results of these subsidiaries are included in the consolidated financial statements for both periods. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Variable Interest Entities

1) Former VIE Agreements

From December 2021 to August 2023, the Company held 35.8895% of the equity interests in Kuangre SH, and controlled the remaining 64.1105% of the equity interests in Kuangre SH through the former VIE Agreements.

On December 1, 2021, Haohan CQ entered into the Exclusive Services Agreement with Kuangre SH, which entitled the Company to receive a majority of Kuangre SH’s residual returns and make it obligatory for the Company to absorb a majority of the risk of losses associated with the activities of Kuangre SH and its subsidiaries. In addition, Haohan CQ entered into certain agreements with the equity holders of Kuangre SH, including (i) the Exclusive Call Option Agreement to acquire the equity interests in Kuangre SH and its subsidiaries when permitted by applicable PRC laws, rules, and regulations, (ii) the Equity Interest Pledge Agreements that each shareholder of Kuangre SH agreed to pledge his equity interests in Kuangre SH to Haohan CQ to secure the performance of the Kuangre SH and its shareholders’ obligations under the Exclusive Services Agreements, Exclusive Call Option Agreement, and Power of Attorney Agreement, and (iii) the Power of Attorney agreement that irrevocably authorized individuals designated by Haohan CQ to exercise the equity owner’s rights over Kuangre SH. Based on the foregoing former VIE Agreements, the Company through its subsidiary Haohan CQ had the power to direct the activities of Kuangre SH and became the primary and sole beneficiary of Kuangre SH for accounting purposes through such former VIE Agreements. As a result of the former VIE Agreements, under generally accepted accounting principles in the United States, or “U.S. GAAP,” the assets and liabilities of Kuangre SH were treated as the Company’s assets and liabilities, and the results of operations of Kuangre SH and its subsidiaries were treated in all aspects as if they were the results of the Company’s operations.

Details of the former VIE Agreements are set forth below:

Exclusive Services Agreement

Under the Exclusive Services Agreement dated December 1, 2021, Haohan CQ had the exclusive right to provide management and consulting and other services to Kuangre SH for a consulting service fee from Kuangre SH. Kuangre SH agreed to pay Haohan CQ for the consulting services in the amount equivalent to 64.1105% Kuangre SH’s net profits after tax. The agreement became effective as of the date of the agreement with a term of 10 years from the date of this agreement, provided that such duration may be extended or shortened as further agreed between these parties.

Exclusive Call Option Agreement

Under the Exclusive Call Option Agreement dated December 1, 2021, Kuangre SH and its shareholders irrevocably granted Haohan CQ an exclusive option to purchase or authorize their designated persons to purchase all or part of each shareholder’s equity interests in Kuangre SH, with the purchase price equal to the minimum price required by relevant PRC laws. Without prior written consent of Haohan CQ, Kuangre SH agreed to not, among other things, amend its articles of association, sell or otherwise dispose of its assets or beneficial interests, enter into transactions that may adversely affect its assets, liabilities, business operations, equity interests, and other legal interests, or merge with any other entities or make any investments, or distribute dividends. Haohan CQ had the right to transfer the rights and obligations pursuant to the Exclusive Call Option Agreement to any third party, which does not require any prior consent of Kuangre SH and their shareholders. The agreement became effective as of the date of agreement with a term of 10 years from the date of the agreement until Haohan CQ exercises the call option or terminates the agreement with 30 days advance notice.

Power of Attorney Agreement

Under the Power of Attorney Agreement dated December 1, 2021, each shareholder of Kuangre SH irrevocably authorized Haohan CQ to exercise rights and powers as the shareholders of Kuangre SH, including but not limited to, convening and attending shareholders’ meetings, voting on all matters of Kuangre SH requiring shareholder approval, and appointing directors and senior management members. The Power of Attorney Agreement remained in force until the entrusting party ceased to be a shareholder of Kuangre SH.

Equity Interest Pledge Agreements

Pursuant to the Equity Interest Pledge Agreements dated December 1, 2021, each shareholder of the consolidated former VIE agreed to pledge his equity interests in the consolidated former VIE to Haohan CQ to secure the performance of the consolidated former VIE’s obligations under the Exclusive Services Agreement and any such agreements to be entered into in the future. Each shareholder of the consolidated former VIE agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in the consolidated former VIE without the prior written consent of Haohan CQ. The Equity Interest Pledge Agreements became effective on the date upon execution by the parties.

2) Termination of the former VIE Agreements

The shareholders of Kuangre SH passed resolutions on June 30, 2023, approving the termination of the former VIE Agreements, the temporary ownership of 23.2284% of the equity interests in Kuangre SH by Mr. Feng Xie and other minority shareholders, the transfer of such 23.2284% equity interests by Mr. Feng Xie and other minority shareholders to Gamehaus HK without consideration, and the waiver of all the rights to profits or losses accumulated during the temporarily holding period subsequent to the termination of the former VIE Agreements.

Haohan CQ and Kuangre SH entered into a termination agreement of the Exclusive Services Agreement on June 30, 2023, which provided that the Exclusive Services Agreement would be terminated on September 1, 2023. Each shareholder (except Gamehaus HK) of Kuangre SH, Haohan CQ, and Kuangre SH entered into a termination agreement of the Equity Interest Pledge Agreements on June 30, 2023, which provided that the Equity Interest Pledge Agreements would be terminated on September 1, 2023. Each Shareholder (except Gamehaus HK) of Kuangre SH, Haohan CQ, and Kuangre SH entered into a termination agreement of the Exclusive Call Option Agreement on June 30, 2023, which provided that the Exclusive Call Option Agreement would be terminated on September 1, 2023. The nominee shareholders of Kuangre SH signed a written confirmation revoking the Power of Attorney Agreement on June 30, 2023, which provided the Power of Attorney Agreement would be terminated on September 1, 2023. As a result, the former VIE Agreements were terminated on September 1, 2023.

In accordance with the shareholders’ resolutions, Gamehaus HK entered into share transfer agreements with Mr. Feng Xie and other minority shareholders in February 2024 to transfer 23.2284% of the equity interests in Kuangre SH back to Gamehaus HK. Upon completion of the termination process, the Company held 100% of the equity interests in Kuangre SH for no further consideration. The Company indirectly held 100% of the equity interests in Kuangre SH before and after the termination of the former VIE Agreements. In accordance with ASC 805-50-45-5, the termination process of the former VIE Agreements involved the restructuring of the legal structure of the business but did not change the reporting entities under common control according to ASC 805-50-15-6 and did not result in any substantive changes in the economic substance of the controlling financial interest of ownership and the business. As a result, the process is considered a non-substantive exchange. Accordingly, the Company accounted for the termination of the former VIE Agreements retroactively as if it occurred on September 1, 2023, in accordance with ASC 805-50-45-4.

As of June 30, 2024, the termination of former VIE Agreements had been completed and the Company held Kurangre SH 100% indirectly.

3) Risks in relation to the former VIE structure

In the opinion of the Company’s management, before termination, the former VIE Agreements were in compliance with the then-effective PRC laws and were legally binding and enforceable. To the knowledge of the Company, there was no legal or governmental proceeding, inquiry, or investigation pending against the Company, the subsidiaries, the consolidated former VIE, the subsidiaries of consolidated former VIE or the shareholders of Kuangre SH in any jurisdiction challenging the validity of any of the former VIE Agreements before their termination, and, to the knowledge of the Company, no such proceeding, inquiry, or investigation was threatened in any jurisdiction.

Refer to Note 2 for the consolidated financial information of the consolidated former VIE as of June 30, 2024 and 2023.

Golden Star Acquisition Corporation [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Golden Star Acquisition Corporation (“Golden Star” or the “Company”) is a blank check company incorporated in the Cayman Islands on July 9, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (“Business Combination”).

Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on businesses that have a connection to the Asian market. The Company is an early stage and emerging growth company and, as such, the Company is subject to all the risks associated with early stage and emerging growth companies.

The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the initial public offering (the “IPO”). The Company has selected December 31 as its fiscal year-end.

The registration statement for the Company’s IPO was declared effective on May 1, 2023. On May 4, 2023, the Company consummated the IPO of 6,000,000 units (“Units” and, with respect to the Ordinary Shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $60,000,000 which is described in Note 3. On the closing date, the underwriter purchased an additional 900,000 Units at $10.00 per Unit pursuant to the exercise of the over-allotment option, generating additional gross proceeds to the Company of $9,000,000. Simultaneously with the closing of the IPO, the Company consummated the Private Placement of an aggregate of 307,000 units to G-Star Management Corporation (the “Sponsor”) at a purchase price of $10.00 per Private Placement Unit (the “Private Units”), generating gross proceeds to the Company in the amount of $3,070,000 (See Note 4).

Offering costs amounted to $3,752,890 consisting of $1,380,000 of underwriting fees, $1,725,000 of deferred underwriting commissions (which are held in the Trust Account as defined below), and $647,890 of other offering costs. As described in Note 6, the $1,725,000 of deferred underwriting commissions is contingent upon the consummation of a Business Combination, subject to the terms of the underwriting agreement.

On September 16, 2023, Golden Star entered into a Merger Agreement with Gamehaus Inc., Gamehaus Holdings Inc. (“Pubco”), and their wholly owned subsidiaries for a business combination. The merger involves multiple steps and will result in the cancellation and conversion of various shares into Pubco’s Class A and Class B Ordinary Shares. After the closing of the transactions contemplated by the Merger Agreement (the “Closing”), Golden Star will become a wholly owned subsidiary of Pubco. The deal is expected to close in the first half of 2024, subject to various conditions, including shareholder approvals and regulatory clearances. Additionally, related agreements such as the Shareholder Support Agreement, Founder Lock-Up Agreement, Seller Lock-Up Agreement, and Registration Rights Agreements have been executed. A press release announcing the merger agreement was also issued.

Upon the Closing, after giving effect to the redemption and any PIPE investment that has been funded prior to or at the Closing, if any, the combined entity shall have net tangible assets of at least $5,000,001.

On April 1, 2024, the Company held an extraordinary general meeting (“First Extraordinary General Meeting”) and approved to change the monthly extension contribution paid by the Sponsor (or its designee) to extend the deadline for completing the initial Business Combination from $0.033 per outstanding public share, or in total $230,000 per month into $0.02 per outstanding public share, or in total $106,068 per month by the 4th of each month (the “Amended Monthly Extension Fee”) commencing April 4, 2024.

On July 3, 2024, the Company held an extraordinary general meeting (“Second Extraordinary General Meeting”) and approved to the reduction of the monthly extension contribution paid by the Sponsor (or its designee) to extend the deadline for completing the initial Business Combination to the lesser of $0.02 per outstanding public share, or in total $50,000 per month commencing July 4, 2024.

The Trust Account

As of May 4, 2023, a total of $70,337,513 of the net proceeds from the IPO and the Private Placement transaction completed with the Sponsor, was deposited in a trust account (the “Trust Account”) established for the benefit of the Company’s public shareholders with Wilmington Trust, National Association, acting as trustee. The amount of funds currently in the Trust Account in excess of $69,690,000 and the related interest and dividends earned that are subject to redemption is available to the Company for use as its working capital.

The funds held in the Trust Account will be invested only in United States government treasury bills, bonds or notes having a maturity of 185 days or less, or in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and that invest solely in United States government treasuries. Except with respect to interest and dividends earned on the funds held in the Trust Account that may be released to the Company to pay income or other tax obligations, the proceeds will not be released from the Trust Account until the earlier of the completion of a Business Combination or the Company’s liquidation.

In connection with the First and Second Extraordinary General Meeting held on April 1, 2024, and July 3, 2024, holders of 1,596,607 and 2,801,372 ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.60 and $10.86 per share, for an aggregate redemption of approximately $16,924,034 and $30,422,901, respectively. The redemption payments were settled in May 2024 and July 2024 respectively.

As of September 30, 2024 and December 31, 2023, the Company had $27,831,371 and $72,039,823 marketable securities held in Trust Account, respectively, and there was a $7,479 and $(7,500) overdraft of the available working capital not subject to redemption.

Going Concern Consideration

As of September 30, 2024, the Company had working capital deficit of $2,428,668 including $7,479 of the available cash held in the Trust Account for marketable securities, which indicated a lack of liquidity it needed to sustain operations for a reasonable period of time, which was considered to be one year from the issuance date of the unaudited financial statements.

The Company has incurred and expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. These conditions raise substantial doubt about the Company’s ability to continue as a going concern one year from the issuance date of the unaudited financial statements. In order to finance transaction cost in connection a Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, provide the Company related party loans. On July 28, 2023, the Company has secured additional funding of up to $500,000 from the Sponsor through the issuance of a promissory note which were amended on April 1, 2024 with increased funding up to $1,000,000 (see Note 5). There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Prescribed Time Frame. The unaudited financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements — Going Concern,” management has determined that mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of the unaudited financial statements.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Golden Star Acquisition Corporation (“Golden Star” or the “Company”) is a blank check company incorporated in the Cayman Islands on July 9, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (“Business Combination”).

Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on businesses that have a connection to the Asian market. The Company is an early stage and emerging growth company and, as such, the Company is subject to all the risks associated with early stage and emerging growth companies.

The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the initial public offering (the “IPO”). The Company has selected December 31 as its fiscal year-end.

The registration statement for the Company’s IPO was declared effective on May 1, 2023. On May 4, 2023, the Company consummated the IPO of 6,000,000 units (“Units” and, with respect to the Ordinary Shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $60,000,000 which is described in Note 3. On the closing date, the underwriter purchased an additional 900,000 Units at $10.00 per Unit pursuant to the exercise of the over-allotment option, generating additional gross proceeds to the Company of $9,000,000. Simultaneously with the closing of the IPO, the Company consummated the Private Placement of an aggregate of 307,000 units to the Sponsor at a purchase price of $10.00 per Private Placement Unit (the “Private Units”), generating gross proceeds to the Company in the amount of $3,070,000 (See Note 4).

Offering costs amounted to $3,752,890 consisting of $1,380,000 of underwriting fees, $1,725,000 of deferred underwriting commissions (which are held in the Trust Account as defined below), and $647,890 of other offering costs. As described in Note 6, the $1,725,000 of deferred underwriting commissions is contingent upon the consummation of a Business Combination, subject to the terms of the underwriting agreement.

On September 16, 2023, Golden Star entered into a Merger Agreement with Gamehaus Inc., Gamehaus Holdings Inc. (“Pubco”), and their wholly owned subsidiaries for a business combination. The merger involves multiple steps and will result in the cancellation and conversion of various shares into Pubco’s Class A and Class B Ordinary Shares. After the closing of the transactions contemplated by the Merger Agreement (the “Closing”), Golden Star will become a wholly owned subsidiary of Pubco. The deal is expected to close in the first half of 2024, subject to various conditions, including shareholder approvals and regulatory clearances. Additionally, related agreements such as the Shareholder Support Agreement, Founder Lock-Up Agreement, Seller Lock-Up Agreement, and Registration Rights Agreements have been executed. A press release announcing the merger agreement was also issued.

Upon the Closing, after giving effect to the redemption and any PIPE investment that has been funded prior to or at the Closing, if any, the combined entity shall have net tangible assets of at least $5,000,001.

The Trust Account

As of May 4, 2023, a total of $70,337,513 of the net proceeds from the IPO and the Private Placement transaction completed with the Sponsor, was deposited in a trust account (the “Trust Account”) established for the benefit of the Company’s public shareholders with Wilmington Trust, National Association, acting as trustee. The amount of funds currently in the Trust Account in excess of $69,690,000 and the related interest and dividends earned that are subject to redemption is available to the Company for use as its working capital.

The funds held in the Trust Account will be invested only in United States government treasury bills, bonds or notes having a maturity of 185 days or less, or in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and that invest solely in United States government treasuries. Except with respect to interest and dividends earned on the funds held in the Trust Account that may be released to the Company to pay income or other tax obligations, the proceeds will not be released from the Trust Account until the earlier of the completion of a Business Combination or the Company’s liquidation.

As of December 31, 2023 and December 31, 2022, the Company had $72,039,823 and nil marketable securities held in Trust Account, respectively, and there was a $7,500 overdraft of the available working capital not subject to redemption.

Going Concern Consideration

As of December 31, 2023, the Company had working capital deficit of $503,727 including a $7,500 overdraft of the available cash held in the Trust Account for marketable securities, which indicated a lack of liquidity it needed to sustain operations for a reasonable period of time, which was considered to be one year from the issuance date of the financial statements.

The Company has incurred and expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. These conditions raise substantial doubt about the Company’s ability to continue as a going concern one year from the issuance date of the financial statements. In order to finance transaction cost in connection a Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, provide the Company related party loans. On July 28, 2023, the Company has secured additional funding of up to $500,000 from the Sponsor through the issuance of a promissory note which will be matured upon the consummation of the initial business combination (see Note 6). There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Prescribed Time Frame. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements — Going Concern,” management has determined that mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements.